Advances for Vessel Acquisition and Vessels under Construction, detail (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Advances For Assets Acquisition And Assets Under Construction
Advances for vessel acquisition and vessels under construction, Beginning balance	$ 68,356	$ 74,243
Advances paid, including capitalized expense and interest	38,893	123,560
Impairment loss		(9,927)
Transferred to vessel cost	(68,859)	(119,520)
Advances for vessel acquisition and vessels under construction, Closing balance	$ 38,390	$ 68,356